FINANCE RECEIVABLES, NET - Future minimum lease receivables (Details)	Mar. 31, 2024 USD ($)
Future minimum lease receivables
2025	$ 107,647
2026	64,833
2027	25,804
2028	18,058
2029 and thereafter	306
Total	$ 216,648